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                                 NATIONAL ASSET
                                 MANAGEMENT CORE
                                   EQUITY FUND




                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                                OCTOBER 31, 2000
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


December 15, 2000


Dear Fellow Shareholder:

We are pleased to provide you with this shareholder update on the performance of the National Asset Management Core Equity Fund. The Fund continues to perform well even though the broad equity market has been weak this year. During the first ten months of 2000, the Fund produced a cumulative total return of 3.25%, while the S&P 500 Index has declined by 1.79%. The Fund started June 2, 1999 and since it's inception has earned an annualized total return of 12.03%, while the S&P 500 Index gained 8.09%.

The goal of the Fund is to earn a high total investment return. This goal is pursued by staying fully invested in the stock market and by using two classic investment approaches, value and growth investing, in the portfolio. This philosophy is implemented by diversifying the portfolio with investments in three different types of stocks: growth, yield, and low P/E. Each performs differently during different economic conditions. The Fund invests in stocks with these attributes because they each have performed quite well over the long term.

The market environment has been quite volatile, with the tug of war between growth stocks and value stocks intensifying. Large capitalization growth stocks, which had been favored by investors during the period of strong economic growth, finally succumbed to the double whammy of the Federal Reserve interest rate hikes and rising inflationary fears of the summer. Many of the market's favorite technology stocks, which had led the market up in 1999, began to announce disappointing revenue growth. Investors punished each of these companies by immediately selling the stock in such large volume that many times prices fell by 30% or more after the announcement. Investors began to seek the safety of traditional value stocks such as energy companies and utilities that were trading at bargain prices after having been ignored by investors for several years. The Fund did not hold the worst performing technology stocks and has benefited from a slight preference for value stocks. This is how the Fund has continued to produce a positive rate of return while the equity market declined during the first ten months of the year.

The Fund is broadly diversified across the major economic sectors of the large capitalization equity market. The largest sector weighting is in technology stocks that compose 21% of the portfolio. This is very similar to the technology weighting in the S&P 500 Index. Financial stocks also represent a significant portion of the portfolio at 20%. These two sectors illustrate the balance between growth and value stocks currently in the portfolio.

                                        2
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


The period of sharp volatility in the stock market, brought on by the string of Federal Reserve rate hikes, has now been prolonged by a steady string of corporations announcing disappointing revenue and earnings outlooks. This volatility is likely to continue until investors become accustomed to weaker economic news. We believe the portfolio currently owns enough conservative holdings to defend its value somewhat from additional market weakness associated with a modest slowing in economic activity.

We thank you for your support and the trust you have expressed is in us by investing in the Fund. We look forward to a long and mutually rewarding relationship.

Sincerely,

National Asset Management Equity Team


Past performance of the Fund and the S&P 500 Index is not predictive of future performance. Fund share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes are not available for direct investment and do not incur expenses.

The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the Fund. The Fund is distributed by First Fund Distributors, Inc., 4455 E. Camelback Rd., Suite 261E, Phoenix, AZ 85018.

                                        3
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 98.89%                             Market Value
--------------------------------------------------------------------------------

                  BASIC INDUSTRY:  4.23%
       4,360      Alcoa Inc......................................   $   125,078
       2,740      E. I. du Pont de Nemours and Company ..........       124,328
       4,280      Praxair, Inc...................................       159,430
       3,950      Williamette Industries, Inc....................       143,434
                                                                    -----------
                                                                        552,269
                                                                    -----------
                  CAPITAL GOODS:  8.62%
       2,950      Caterpillar Inc................................       103,434
       5,210      Deere & Company................................       191,793
       8,002      General Electric Company.......................       438,610
       4,620      Ingersoll-Rand Company.........................       174,405
       1,300      Pitney Bowes Inc...............................        38,594
       1,450      SPX Corporation*...............................       179,256
                                                                    -----------
                                                                      1,126,092
                                                                    -----------
                  COMMUNICATION:  3.12%
       4,805      MCI Worldcom Incorporated*.....................       114,119
       3,160      SBC Communications Inc.........................       182,293
       2,220      Tellabs, Inc.*.................................       110,861
                                                                    -----------
                                                                        407,273
                                                                    -----------
                  CONSUMER CYCLICAL:  9.54%
       1,160      Cintas Corporation*............................        53,795
       3,530      Costco Companies, Inc.*........................       129,286
       9,060      Masco Corporation..............................       169,309
       7,080      Target Corporation.............................       195,585
       5,556      The Home Depot, Inc............................       238,908
       4,630      The Interpublic Group of Companies, Inc........       198,801
       5,752      Wal-Mart Stores, Inc...........................       260,997
                                                                    -----------
                                                                      1,246,681
                                                                    -----------
                  CONSUMER STAPLES:  5.64%
       4,320      CVS Corporation................................       228,690
       3,460      Safeway Inc.*..................................       189,219
       6,980      Walgreen Co....................................       318,463
                                                                    -----------
                                                                        736,371
                                                                    -----------
                  ENERGY:  8.04%
       1,960      Chevron Corporation............................       160,965
       5,961      Exxon Mobil Corporation*.......................       531,647
       2,740      Schlumberger Limited...........................       208,583
       2,530      Texaco Inc.....................................       149,428
                                                                    -----------
                                                                      1,050,622
                                                                    -----------

                                        4
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2000 (UNAUDITED), CONT.
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                  FINANCE:  20.23%
       2,000      American General Corporation...................       161,000
       5,357      American International Group, Inc..............       524,986
       4,746      Citigroup Inc..................................       249,758
       2,250      Comerica Incorporated..........................       135,703
       3,056      Commerce Bancshares, Inc.......................       109,825
       3,560      Fannie Mae.....................................       274,120
       5,230      Freddie Mac....................................       313,800
         630      Marsh & McLennan Companies, Inc................        82,373
       2,300      MGIC Investment Corporation....................       156,688
       3,810      Radian Group Inc...............................       270,034
       4,665      The Chase Manhattan Bank.......................       212,258
       2,075      The PMI Group, Inc.............................       153,291
                                                                    -----------
                                                                      2,643,834
                                                                    -----------
                  HEALTHCARE:  11.91%
       4,146      Bristol-Myers Squibb Company...................       252,647
       2,360      Johnson & Johnson..............................       217,415
       5,840      Medtronic, Inc.................................       317,185
       4,103      Merck & Co, Inc................................       369,014
       4,660      Pfizer, Inc....................................       201,254
       5,010      Tenet Healthcare Corporation*..................       196,956
                                                                    -----------
                                                                      1,554,470
                                                                    -----------
                  SERVICES:  6.56%
       7,123      Automatic Data Processing......................       465,221
       2,759      Computer Sciences Corporation*.................       173,817
       4,150      Fiserv, Inc.*..................................       217,616
                                                                    -----------
                                                                        856,654
                                                                    -----------
                  TECHNOLOGY:  21.00%
       5,620      Altera Corporation.............................       230,069
       3,200      Applied Micro Circuits Corporation.............       244,400
       7,842      Cisco Systems, Inc.*...........................       422,488
       3,120      Dell Computer Corporation*.....................        92,040
       1,770      EMC Corporation................................       157,641
       6,088      Intel Corporation*.............................       273,960
         200      JDS Uniphase Corporation*......................        16,275
       2,080      Kimberly-Clark Corporation.....................       137,280
       2,890      Maxim Integrated Products, Inc*................       191,643
       4,845      Microsoft Corporation*.........................       333,699
       4,140      Oracle Corporation.............................       136,620

                                        5
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2000 (UNAUDITED), CONT.
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                  TECHNOLOGY, CONT.
       2,080      Siebel Systems, Inc............................       218,270
       1,440      Sun Microsystems, Inc.*........................       159,660
       1,870      Vitesse Semiconductor Corporation*.............       130,783
                                                                    -----------
                                                                      2,744,828
                                                                    -----------

                  Total Common Stocks (Cost $12,295,297+)........    12,919,094
                                                                    -----------


Principal Amount  SHORT-TERM INVESTMENTS: 1.10%                     Market Value
--------------------------------------------------------------------------------
    $144,606      Firstar Stellar Treasury Fund
                    (Cost $144,606)..............................       144,606
                                                                    -----------

                  Total Investment in Securities
                    (Cost $12,439,902):  99.99%..................    13,063,699
                  Asset in Excess of Liabilities:  0.01%.........         1,007
                                                                    -----------
                  Net Assets: 100%...............................   $13,064,706
                                                                    ===========

* Non-income producing security.
+ Gross unrealized appreciation and depreciation of securities is as follows:

                  Gross unrealized appreciation..................   $ 1,591,651
                  Gross unrealized depreciation..................      (967,854)
                                                                    -----------
                       Net unrealized appreciation...............   $   623,797
                                                                    ===========

                                        6
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
AT OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at value
       (identified cost $12,439,902).............................   $13,063,699
    Receivables
       Receivable for Securities Sold............................        51,702
       Dividends and interest ...................................         7,482
       Fund shares sold..........................................         3,153
    Prepaid expenses ............................................         3,911
                                                                    -----------
          Total assets...........................................    13,129,947
                                                                    -----------

LIABILITIES
    Payables
       Due to Advisor............................................           797
       Securities Purchased......................................        46,748
    Accrued expenses.............................................        17,696
                                                                    -----------
          Total liabilities......................................        65,241
                                                                    -----------

NET ASSETS.......................................................   $13,064,706
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    [$13,064,706 / 1,112,489 shares outstanding;
    unlimited number of shares (par value $0.01) authorized].....   $     11.74
                                                                    ===========

COMPONENTS OF NET ASSETS
    Paid-in capital..............................................   $12,322,031
    Undistributed net investment income..........................         1,331
    Accumulated net realized gain on investments.................       117,547
    Net unrealized appreciation on investments ..................       623,797
                                                                    -----------
       Net assets................................................   $13,064,706
                                                                    ===========

See accompanying Notes to Financial Statements.

                                        7
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income
       Dividends.................................................   $    52,565
       Interest..................................................         3,760
                                                                    -----------
          Total income...........................................        56,325
                                                                    -----------

    Expenses
       Administration fee (Note 3)...............................        15,123
       Professional fees.........................................         9,579
       Fund accounting fees......................................         9,075
       Advisory fees (Note 3)....................................        28,944
       Transfer agent fees.......................................         8,571
       Custodian fees............................................         4,828
       D&O/Fidelity Insurance....................................           875
       Other ....................................................         1,008
       Reports to shareholders...................................         2,811
       Trustees' fees............................................         2,168
       Registration fees.........................................           403
                                                                    -----------
          Total expenses.........................................        83,385
          Less, advisory fee waiver and absorption (Note 3)......       (28,391)
                                                                    -----------
          Net expenses...........................................        54,994
                                                                    -----------
              Net investment income..............................   $     1,331
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions.................       111,559
    Net change in unrealized appreciation on investments.........       232,538
                                                                    -----------
       Net realized and unrealized gain on investments...........       344,097
                                                                    -----------
             Net Increase in Net Assets Resulting from
                 Operations......................................   $   345,428
                                                                    ===========

See accompanying Notes to Financial Statements.

                                        8
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                             Six Months ended   June 2, 1999* to
                                             October 31, 2000#   April 30, 1999
                                             -----------------   --------------

INCREASE / (DECREASE) IN NET ASSETS FROM
OPERATIONS:
   Net investment income...................         $ 1,331           $ 3,471
   Net realized gain on security
    transactions ..........................         111,559             3,214
   Net change in unrealized appreciation
    on investments.........................         232,538           391,259
                                                -----------       -----------
       Net increase in net assets resulting
        from operations....................         345,428           397,944
                                                -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on security transactions            --              (916)
                                                -----------       -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived
    from net change in outstanding
    shares (a).............................       2,115,588        10,206,662
                                                -----------       -----------
   Total increase in net assets............       2,461,016        10,603,690

NET ASSETS
Beginning of period........................      10,603,690                --
                                                -----------       -----------
End of period..............................     $13,064,706       $10,603,690
                                                ===========       ===========

(a) A summary of shares transactions is as follows:

                                Six Months ended           June 2, 1999* to
                                October 31, 2000#           April 30, 2000
                             -----------------------    -----------------------
                              Shares        Value        Shares        Value
                             ---------   -----------    ---------   -----------
Shares sold ...............    215,511   $ 2,486,784      930,366   $10,222,815
Shares redeemed............    (31,939)     (371,196)      (1,449)      (16,153)
                             ---------   -----------    ---------   -----------
Net increase...............    183,572   $ 2,115,588      928,917   $10,206,662
                             =========   ===========    =========   ===========

* Commencement of operations.
# Unaudited.

See accompanying Notes to Financial Statements.

                                        9
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                  Six Months      June 2, 1999*
                                                     ended            through
                                               October 31, 2000#  April 30, 2000
                                               -----------------  --------------

Net asset value, beginning of period...........     $ 11.42          $ 10.00
                                                    -------          -------
Income from investment operations:
     Net investment income.....................          --             0.01
     Net realized and unrealized gain on
      investments..............................        0.32             1.42
                                                    -------          -------
Total from investment operations...............        0.32             1.43
                                                    -------          -------
Less distributions:
     Dividends from net investment income......          --            (0.01)
                                                    -------          -------

Net asset value, end of period.................     $ 11.74          $ 11.42
                                                    =======          =======

Total return   ................................        2.80%++         14.26%++

Ratios/supplemental data:
Net assets, end of period (000)................     $13,065          $10,604

Ratio of expenses to average net assets:
     Before expense reimbursement..............        1.44%+           5.47%+
     After expense reimbursement...............        0.95%+           0.95%+

Ratio of net investment income to
  average net assets:
     After expense reimbursement...............        0.02%+           0.14%+

Portfolio turnover rate........................       12.17%           20.80%

*  Commencement of operations.
+  Annualized.
++ Not Annualized.
#  Unaudited.

See accompanying Notes to Financial Statements.

                                       10
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The National Asset Management Core Equity Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 2, 1999. The investment objective of the Fund is to seek capital appreciation and current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

                                       11
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS, CONT.
--------------------------------------------------------------------------------

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months  ended  October  31,  2000,  National  Asset  Management
Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the six months ended October 31, 2000, the Fund incurred $28,944 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 0.95% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended October 31, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $28,391; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees;

                                       12
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS, CONT.
--------------------------------------------------------------------------------

monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended October 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,372,990 and $1,387,308, respectively.

                                     ADVISOR
                      National Asset Management Corporation
                 Aegon Center, 400 West Market Street, Ste. 2500
                              Louisville, KY 40202

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 385-7003

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104